Statements of Cash Flows - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
OPERATING ACTIVITIES
Net income (loss)	$ (936,589)	$ 82,688	$ 18,056	$ 365,252	$ (188,170)	$ 933,836	$ 295,115	$ (4,128,841)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account	(4,070)	(915,995)	(218,104)	(972,033)	(1,151,957)	(1,016,923)	(1,872,701)	(1,022,546)
Change in fair value of warrant liability	(686,675)	(5,675)	(10,746)	96,475	42,636	334,825	65,336	930,700
Change in operating assets and liabilities:
Prepaid expenses	17,859	5,138	(176,337)	46,297	(187,100)	(16,438)	(161,609)	98,918
Receivable from related parties	857	(200)		(4,318)	(30,054)	(8,126)	(1,952)	552
Other non-current assets		20,001		33,327	(53,368)	33,327	(33,327)	33,327
Accounts payable	241,035	8,701	70,695	(6,513)	96,632	(118,016)	34,393	52,135
Payable to related parties	130,886	(4,922)		(7,757)		(10,464)	16,649	(940)
Accrued liabilities	835,440	24,269	7,083		5,000	150		2,153,000
Other current liabilities		238,568	65,082	255,290	293,362	(180,696)	180,696	(180,696)
Net cash used in operating activities	(401,257)	(547,427)	(280,383)	(924,484)	(796,679)	(1,916,197)	(1,477,400)	(2,064,391)
INVESTING ACTIVITIES
Investment of cash in Trust Account					(172,500,000)		(172,500,000)
Cash withdrawn from Trust Account	18,783,564	164,932	(172,500,000)	231,894	71,590	727,119	378,118	6,632,180
Net cash and cash equivalents provided by (used in) investing activities	18,783,564	164,932	(172,500,000)	231,894	(172,428,410)	727,119	(172,121,882)	6,632,180
FINANCING ACTIVITIES
Proceeds from sale of common stock to Founder			25,000		25,000		25,000
Borrowing from related party			99,937		99,937		99,937	300,000
Repayment of borrowing from related party			(99,937)		(99,937)		(99,937)
Proceeds from sale of Private Placements Units			5,675,000		5,675,000		5,675,000
Proceeds from sale of common stock to underwriters			1,200,000		1,200,000		1,200,000
Proceeds from sale of Units, net of underwriting discounts paid			169,050,000		169,050,000		169,050,000
Payment of offering costs			(640,139)		(689,210)		(774,210)	(108,220)
Redemption of public units	(18,715,458)							(5,857,340)
Net cash provided by (used in) financing activities	(18,715,458)		175,309,861		175,260,790		175,175,790	(5,665,560)
Net change in cash during period	(333,151)	(382,495)	2,529,478	(692,590)	2,035,701	(1,189,078)	1,576,508	(1,097,771)
Cash, beginning of period	478,737	1,576,508		1,576,508		1,576,508		1,576,508
Cash, end of period	145,586	1,194,013	2,529,478	883,918	2,035,701	387,430	1,576,508	478,737
SUPPLEMENTAL DISCLOSURE
Cash paid for income taxes						462,238	378,118	476,973
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Offering costs included in accounts payable		108,220	157,291		193,220		108,220
Change in value of common stock subject to possible redemption	$ (936,582)	$ 82,680	1,966,934	$ (365,260)	2,088,164	$ (933,840)	2,195,114	$ (4,128,850)
Fair value of warrant liability			$ 116,264		$ 116,264		$ 116,264